Filed with the Securities and Exchange Commission on January 28, 2008

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 257	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 259	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess
Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California  94105-3441

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
❑	on _________________ pursuant to paragraph (b)
❑	60 days after filing pursuant to paragraph (a)(1)
❑	on _________________ pursuant to paragraph (a)(1)
❑	75 days after filing pursuant to paragraph (a)(2)
❑	on _________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Chase Growth Fund,
Class N Shares and Substantial Investor Class Shares
Chase Mid-Cap Growth Fund, Class A Shares

300 Preston Avenue, Suite 403
Charlottesville, Virginia 22902-5091

Investment Advisor: (434) 293-9104
Shareholder Services: (toll free) 1-888-861-7556
www.chaseinv.com

This combined Prospectus describes the Chase Growth Fund (the “Growth Fund”) and the Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) (each a “Fund” and collectively, the “Funds”), separate series of shares of Advisors Series Trust (the “Trust”). The Growth Fund offers two classes of shares: Class N Shares and Substantial Investor Class Shares. The Mid-Cap Fund only offers Class A Shares. The front-end sales charge is being waived for all purchases of the Mid-Cap Fund - Class A Shares until January 28, 2009.

As with all mutual funds, the U.S.Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this Prospectus. It is a criminal offense to represent otherwise.

Risk/Return Summary	2
Fund Performance	4
Fees And Expenses	7
Management	8
Shareholder Information	9
How To Invest	10
Distribution Agreements	16
Distributions And Taxes	19
Shareholder Communications	19
Financial Highlights	20
Privacy Notice	24
For More Informations	25

This Prospectus sets forth basic information about the Funds that you should know before investing.  It should be read and retained for future reference.  More detailed information on all subjects covered in this Prospectus is contained in the Funds’ Statement of Additional Informationdated January 28, 2008 (the “SAI”). Investors seeking more in-depth explanations of the contents of this Prospectus should request the SAI and review it before purchasing shares.

The date of this Prospectus is January 28, 2008.

RISK/RETURN SUMMARY
Chase Growth Fund

Investment Objective:
The Growth Fund’s investment objective is growth of capital.

Principal Investment Strategies:
The Growth Fund pursues its investment objective by investing primarily in common stocks of domestic companies with large market capitalizations (a “large-cap company”).  Chase Investment Counsel Corporation (the “Advisor”) considers a large-cap company to be one that has a market capitalization of $10 billion and above. In addition, the Growth Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts such as American Depositary Receipts (“ADRs”).

At the discretion of the Advisor, the Growth Fund may invest up to 25% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.

Chase Mid-Cap Growth Fund

Investment Objective:
The Mid-Cap Fund’s investment objective is capital appreciation.

Principal Investment Strategies:
Under normal market conditions, the Mid-Cap Fund will invest at least 80% of its net assets in the equity securities of companies that have medium market capitalizations (a “mid-cap company”). This is not a fundamental policy and may be changed by the Board of Trustees of the Trust (the “Board”), without a vote of shareholders, upon sixty (60) days’ prior notice.  The Advisor considers a mid-cap company to be one that has a market capitalization of between $1 billion and $18 billion. In addition, the Mid-Cap Fund may invest a portion of its assets in foreign issuers through the use of depositary receipts such as ADRs.

At the discretion of the Advisor, the Mid-Cap Fund may invest up to 25% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.

Selection of Equity Securities for the Funds:
The Advisor screens a universe of approximately 5,000 companies and selects securities it believes present the potential for growth using quantitative fundamental and technical analysis. The fundamental factors considered include a security’s growth of earnings per share and return on equity, the debt to equity ratio, reinvestment rate and price/earnings ratio. Technical factors considered include relative strength, unusual volume, price momentum and volatility, and insider transactions. Analysts employed by the Advisor rely on both internal and external research sources and on information provided by management of companies being considered.

In buying and selling portfolio securities, the Advisor sets its initial price targets. The Advisor continuously reviews prices and adjusts its targets in response to changes in fundamental and technical factors. The existence of alternative securities that the Advisor considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

Types of Securities:
The Funds invest primarily in the following types of securities:

•	Common Stocks;
•	Convertible Securities; and
•	ADRs.

2

Please review the SAI for further descriptions of these securities. The SAI also provides information on other investment strategies the Funds may pursue from time to time.

The Funds’ Principal Risks:

Your investment in the Funds is subject to certain risks. Therefore, you may lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Other principal risks you should consider include:

Market Decline (Both Funds) – A company’s stock price or the overall stock market may experience a sudden decline.

Management Risk(Both Funds)– The Funds’ ability to achieve their investment objectives depends on the ability of the Advisor to correctly identify economic trends, its ability to select stocks, particularly in volatile stock markets.

Market Risk (Both Funds) – The value of stocks and other securities the Funds hold or the overall stock market may decline over short or extended periods.

Mid-Cap Company Risk (Mid-Cap Fund only) – A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Non-U.S. Security Risk (Both Funds) – The Funds may invest in non-U.S. issuers through depositary receipts such as ADRs. Non-U.S. investments may involve financial, economic or political risks not ordinarily associated with the securities of U.S.issuers. Non-U.S. companies may not be subject to the same accounting and financial reporting standards as are domestic companies. Certain countries do not honor legal rights available in the U.S.In addition, there is the possibility of excessive taxation, government seizure of company assets and other political developments that could affect U.S.investments in foreign countries.

Portfolio Turnover Risk (Both Funds) – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Funds’ performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Defensive Position Risk (Both Funds)– If a Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objectives.  For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Who May Want to Invest in the Funds:

The Growth Fund is intended for investors who:

•	Have a long-term investment horizon;
•	Want to diversify their investment portfolio by investing in a mutual fund that invests in large-cap companies; and/or
•	Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.

The Growth Fund is not appropriate for investors concerned primarily with principal stability.

The Mid-Cap Fund may be appropriate for investors who:

•	Have a long-term investment horizon;
•	Want to diversify their investment portfolio by investing in a mutual fund that invests in securities of mid-cap companies; and
•	Are willing to accept the greater risks of investing in a portfolio with significant common stock holdings.

The Mid-Cap Fund is not appropriate for investors concerned primarily with principal stability.

FUND PERFORMANCE

Growth Fund

The following performance information indicates some of the risks of investing in the Growth Fund.  The bar chart illustrates how the Class N Shares of the Growth Fund’s total return has varied from year to year.  The table illustrates the Class N Shares of the Growth Fund’s average annual total return over time compared with broad-based market indices.  Prior to January 28, 2007, the shares of the Growth Fund had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Class N Shares.  As part of its multiple class plan, the Growth Fund also offers Substantial Investor Class Shares.  Because the fees and expenses vary between the Class N Shares and the Substantial Investor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Substantial Investor Class Shares are expected to have lower expenses than the Class N Shares.  The Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Growth Fund, Class N Shares – Calendar Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 23.69% (quarter ended 12/31/1998) and the lowest return for a calendar quarter was -10.06% (quarter ended 3/31/2001).

Average Annual Total Returns
(for the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Growth Fund, Class N Shares
Return Before Taxes	20.04%	13.32%	8.94%
Return After Taxes on Distributions(1)	18.32%	12.87%	8.69%
Return After Taxes on Distributions and Sale of Fund Shares(1)	14.92%	11.63%	7.91%
Russell 1000® Growth Index(2)	11.81%	12.11%	3.83%
Lipper Large Cap Growth Funds Index(3)	14.97%	12.06%	3.64%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  After-tax returns are shown only for Class N Shares and after-tax returns for Substantial Investor Class Shares will vary.

(2)
The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.  You cannot invest directly in an index.

(3)
The Lipper Large Cap Growth Funds Index measures the performance of 30 of the largest funds in the large cap growth category as tracked by Lipper, Inc. The Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1,500 Index.  Large cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index.  These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per share growth value compared to the S&P 500 Index. Lipper rankings are based on total returns, including reinvestment of dividends and capital gains for the stated period; this calculation does not include sales charges.  You cannot invest directly in an index.

Mid-Cap Fund

The Mid-Cap Growth Fund began operations on January 1, 2001, as a mutual fund organized as a series of The World Funds, Inc., a Maryland corporation (“the Predecessor Mid-Cap Fund”). On September 1, 2002, the Predecessor Mid-Cap Fund changed its investment objectives and retained the Advisor as its investment advisor.  On October 22, 2004, the Predecessor Mid-Cap Fund reorganized into the Mid-Cap Fund, a newly formed series of the Trust.  The Mid-Cap Fund adopted an investment objective and certain investment strategies and policies identical to those of the Predecessor Mid-Cap Fund.

The following performance information indicates some of the risks of investing in the Mid-Cap Fund.  The bar chart illustrates how the Mid-Cap Fund’s and the Predecessor Mid-Cap Fund’s total return have varied from year to year. The table illustrates the Mid-Cap Fund’s average annual total return compared with broad-based market indices.  Both assume that all dividends and distributions are reinvested in the Mid-Cap Fund and the Predecessor Mid-CapFund. The returns shown below are for Class A Shares of the Mid-Cap Fund and the Predecessor Mid-CapFund. The Mid-Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the periods presented in the table below, neither the Mid-Cap Fund nor the Predecessor Mid-CapFund imposed a front-end sales charge on purchases of Class A Shares.  The Mid-Cap Fund does not intend to impose a front-end sales charge on purchases of Class A Shares through January 28, 2009.  The bar chart and table reflect performance information from the date that the Advisor began providing advisory services to the Predecessor Mid-Cap Fund.

Mid-Cap Fund, Class A Shares – Calendar Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.31% (quarter ended 12/31/04) and the lowest return for a calendar quarter was -5.56% (quarter ended 6/30/06).

Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment advisor.  Performance information from January 1, 2001, the Predecessor Mid-Cap Fund’s inception date, to August 31, 2002 is not shown.

Average Annual Total Returns
(for the periods ended December 31, 2007)
			Since
Mid-Cap Fund, Class A Shares	1 Year	5 Years	9/1/02(1)
Return Before Taxes Without a Front-end Sales
Charge(2)	19.74%	15.02%	12.84%
Return Before Taxes With a Front-end Sales Charge(3)	12.87%	13.66%	11.59%
Return After Taxes on Distributions(3)(4)	12.35%	13.18%	11.15%
Return After Taxes on Distributions and Saleof Fund
Shares(3)(4)	9.05%	11.94%	10.11%
Russell MidCap® Growth Index(5)	11.43%	17.90%	16.80%
Lipper Mid-Cap Growth Funds Index(6)	21.41%	17.93%	16.33%
________________________
(1)
Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment advisor.  Performance from January 1, 2001, inception date of the Predecessor Mid-Cap Fund, to August 31, 2002, is not shown.

(2)
For the periods presented, the Mid-Cap Fund and the Predecessor Mid-Cap Fund did not impose a front-end sales charge on purchases of Class A Shares and does not intend to impose a front-end sales charge on purchases of Class A Shares through January 28, 2009.

(3)
These returns represent the performance of the Mid-Cap Fund and the Predecessor Mid-Cap Fund but have been restated to include the effect of the maximum 5.75% front-end sales charge on purchases of shares during the periods presented.

(4)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(5)
The Russell MidCap® Growth Index is a market capitalization-weighted index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.  You cannot invest directly in an index.

(6)
The Lipper Mid-Cap Growth Funds Index measures the performance of funds in the midcap growth category as tracked by Lipper, Inc. Lipper rankings are based on total returns, including reinvestment of dividends and capital gains for the stated period; this calculation does not include sales charges. You cannot invest directly in an index.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

	Growth Fund Class N Shares	Growth Fund Substantial Investor Class Shares	Mid-Cap Fund Class A Shares
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None	5.75%(1)
Maximum deferred sales charge (load)	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and distributions	None	None	None
Redemption fees(2) (3)	2.00%	2.00%	2.00%
Exchange fees	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.00%	0.00%	0.00%
Other expenses	0.17%	0.17%	0.52%
Shareholder servicingfees	0.25%(4)	0.00%	0.25%(4)
Acquired funds fees and expenses (“AFFE”)	0.01%	0.01%	0.02%
Total annual fund operating expenses	1.18%	0.93%	1.54%
Fee waiver and/or expense reimbursement	0.00%	0.00%	-0.04%(5)
Net annual fund operating expenseswith AFFE(6)	1.18%	0.93%	1.50%
__________________________________________________
(1)	The front-end sales charge is being waived for purchases of Class A Shares until January 28, 2009.

(2)	A $15 charge will apply to each wire redemption.

(3)
The redemption fee applies only to those shares that you have held for less than 60 days. The fee is payable to theFund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(4)
The Growth Fund has a shareholder servicing plan for its Class N Shares and theMid-Cap Fund has a shareholder servicing plan for its Class A Shares.  The Fundsmay pay authorized agents up to 0.25% of the average daily net assets attributable to its shareholders.

(5)
The Advisor has contractually agreed to waive or limit its fees and to assume other expenses indefinitelyso that the ratio of total annual fund operating expenses for the Mid-Cap Fund’s Class A Shares is limited to 1.48%. The Advisor may be entitled to the reimbursement of fees waived or reimbursed by the Advisor to the Mid-Cap Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Mid-Cap Fund during any of the previous three (3) years from the date of reimbursement, less any reimbursement previously paid.

(6)
AFFE are indirect fees that the Funds incur from investing in the shares of other mutual funds (“Acquired Funds”).  These indirect fees represent a pro rata portion of the cumulative expenses charged by the Acquired Funds.  The Total Annual Fund Operating Expenses for the Funds will not correlate to the Ratio of Expenses to Average Net Assets that will be provided in theFunds’financial statements as the Funds’financial statements reflect the operating expenses of theFunds and do not include AFFE.  Without AFFE, the Total Annual Fund Operating Expenses for the Growth Fund, Class N Shares and Substantial Investor Class Shares would have been 1.17% and 0.92%, respectively, and the Total Annual Fund Operating Expenses for the Mid-Cap Fund Class A Shares would have been 1.48%.

Examples

The examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Funds’ operating expenses remain the same.  The expense examples include the fees and expenses of other investment companies in which the Funds invest.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Growth Fund
	1 year	3 years	5 years	10 years
Class N Shares	$120	$375	$649	$1,432
Substantial Investor Class Shares	$95	$296	$515	$1,143

Mid-Cap Fund
	1 year	3 years	5 years	10 years
Class A Shares(1)	$719	$1,022	$1,346	$2,263
Class A Shares w/o load(2)	$153	$ 474	$ 818	$1,791

(1)
With respect to Class A Shares, the above example assumespayment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge for Class A Shares varies depending upon the dollar amount invested. Accordingly, your actual expenses may vary.

(2)	The sales charge for Class A Shares is being waived until January 28, 2009.

Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete listing of the Funds’ holdings will be available on the Funds’ website within five to ten days of the end of each calendar quarter at www.chaseinv.com.  The Annual and Semi-Annual Reports are available by contacting Chase Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-888-861-7556.

MANAGEMENT

Investment Advisor

The Funds’ investment advisor is Chase Investment Counsel Corporation, 300 Preston Avenue, Suite 403, Charlottesville, Virginia 22902-5091. The Advisor and a predecessor proprietorship, have provided asset management services to individuals and institutional investors since 1957. As of December 31, 2007, the Advisor managed approximately $7.10 billion in assets.

The Advisor manages the Funds in accordance with their investment objectives and policies. The Advisor makes decisions with respect to, and places orders for all purchases and sales of portfolio securities. For its advisory services to the Growth Fund and Mid-Cap Fund, the Advisor is entitled to receive an advisory fee payable monthly and calculated at the annual rate of 0.75% of each Fund’s average daily net assets.  For the fiscal year ended September 30, 2007, the Advisor received advisory fees of 1.00% of the Growth Fund’s average daily net assets and 0.79% of the Mid-Cap Fund’s average daily net assets, net of waiver.

A discussion regarding the basis of the Funds’Board of Trustees (the“Board” or“Board of Trustees”) approval of the Advisor’s Investment Advisory Agreement is available in the Funds’ Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2007.

Portfolio Managers

The Funds have been and continue to be managed on a team basis.  There are three portfolio managers on the investment team:  David Scott, Brian Lazorishak and Derwood S. Chase, Jr.

David Scott is the Chief Investment Officer and portfolio manager. Mr. Scott makes the final decisions on purchases and sales of securities for the Funds.  Mr. Scott, who has been Senior Vice President of the Advisor since February 1997, has been active professionally in the investment field for more than 25 years.  Mr. Scott joined the Advisor as Vice President in March 1994.

Brian Lazorishak works closely with Mr. Scott as portfolio manager and concentrates on quantitative and technical analysis.  Mr. Lazorishak has been with the firm since 1997 and has been a Vice President of the firm since 2000.

Derwood S. Chase Jr., who founded the Advisor in 1957 and is the former senior portfolio manager, remains involved in the process and in formulating investment strategy.  Mr. Chase has been active in the investment field professionally for more than 40 years.

Since December 2, 1997, the Advisor and its investment team have served as the investment advisor and portfolio managers to the Growth Fund.  The Advisor and its investment team have served as the investment advisor and portfolio managers to the Mid-Cap Fund since the Fund’s inception on October 25, 2004.  The Advisor performed the same role for the Predecessor Mid-Cap Fund from September 1, 2002, to October 25, 2004.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Description of Classes

The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares of the Funds.  The Growth Fund has registered two classes of shares – Class N Shares and Substantial Investor Class Shares.  The Mid-Cap Fund has registered two classes of shares – Class A Shares and Class C Shares.  This Prospectus offers both Class N Shares and Substantial Investor Class Shares of the Growth Fund and Class A Shares of the Mid-Cap Fund.  Class N Shares of the Growth Fund and Class A Shares of the Mid-Cap Fund charge a 0.25% shareholder servicing fee.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	Class N Shares are charged a 0.25% shareholder servicing fee and have no sales load;

•	Substantial Investor Class Shares do not charge a shareholder servicing fee and are limited to shareholders whose cumulative investment in the Fund is over $1,000,000;

•	Class A Shares are charged a front-end sales load, which is currently being waived. The Class A Shares are also charged a 0.25% shareholder servicing fee; and

•	Class C Shares are charged a front-end sales load of 1.00% and a contingent deferred sales load of 2.00%. These shares are not offered in this Prospectus.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Fund shares are priced at net asset value (“NAV”). NAV is calculated by adding the value of all securities and other assets attributable to the Fund, then subtracting liabilities attributable to the Fund. The net asset amount attributable to each class of shares is divided by the number of shares held by investors of the class.
In calculating the NAV, the Fund’s securities are valued using current market prices, if available. Securities for which current market values are not readily available are valued at fair value, as determined in good faith by the Trust’s Valuation Committee under procedures set by the Board.

The NAV is calculated after the closing of trading on the New York Stock Exchange (“NYSE”) every day that the NYSE is open. The NAV is not calculated on days that the NYSE is closed for trading. The NYSE usually closes at 4 p.m., Eastern time, on weekdays, except for holidays. If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV calculated after receipt of your order.

Sales Charge – Mid-Cap Fund Class A Shares
You may purchase Mid-Cap Fund shares at the next public offering price (“POP”) calculated after your order and payment are received in proper form. The POP is equal to the NAV plus the initial sales charge, if any. Your order to buy shares is in proper form when your signed application form and check or wire payment is received.

The front-end sales charge is being waived for purchases of Mid-Cap Fund Class A Shares until January 28, 2009.

For further information on the front-end sales charge see “Distribution Arrangements.”

HOW TO INVEST

Opening a New Account
You may purchase shares of the Funds by check or by wire transfer through a bank or through one or more brokers authorized by the Funds to receive purchase orders.  Please use the appropriate application form when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1-888-861-7556.  The Funds reserve the right to reject any purchase order.  For example, a purchase order may be refused if, in the Advisor's opinion, it is so large that it would disrupt the management of the Funds.  Orders may also be rejected from persons believed by the Funds to be "market timers."

All checks must be in U.S. dollars drawn on a domestic U.S. bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

To buy shares of the Funds, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.

Shares of the Funds have not been registered for sale outside of the United States.  The Advisor generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the application form and mail it with your check, payable to Chase Funds, to the Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:

Chase Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an application form via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your application form and check to the Transfer Agent at the following address:

Chase Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Note:	The Funds do not consider the U.S.Postal Service or other independent delivery services to be their agents.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-888-861-7556 if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchasing Shares by Wire
If you are making your first investment in the Funds, before wiring funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA#0750 00022
Credit: U.S.Bancorp Fund Services, LLC
A/C#112-952-137
FFC: [Name of Fund]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-888-861-7556.  Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Purchasing Shares by Telephone
Investors may also purchase shares directly from the Funds by calling 1-888-861-7556.  If elected on your account application, telephone orders will be accepted via electronic funds transfer from your bank account via the ACH network.  Each telephone purchase order is subject to the minimum investment amounts detailed below.  You must have banking information established on your account prior to making a purchase.  If you call to place your order before 4:00 p.m. Eastern time, your shares will be purchased at the price calculated on the day of your order.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchasing through an Investment Broker
Shares of the Growth Fund Class N Shares and Mid-Cap Fund Class A Shares are offered through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents (together “Brokers”).  These Fund shares are also offered directly through their distributor.  An order placed with a Broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds.  Your Broker will hold your shares in a pooled account in the Broker’s name.  The Fund may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services.  The Broker who offers shares may require payment of fees from their individual clients. If you invest through a Broker, the policies and fees may be different than those described in this Prospectus. For example, the Broker may charge transaction fees or set different minimum investments.  The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

Please contact your Broker to see if they are an approved Broker of the Funds for additional information.

Substantial Investor Class Shares of the Growth Fund are being offered to a limited category of investors, most notably those individual accounts identified by the Advisor whose cumulative investment in the Growth Fund exceeds $1 million.  The Substantial Investor Class Shares of the Growth Fund are typically not available through platforms, broker-dealers or other financial intermediaries.  The Substantial Investor Class Shares must be purchased directly through the Fund’s distributor or Transfer Agent.  The minimum initial investment in the Substantial Investor Class Shares of the Growth Fund is $1 million.  This minimum may be waived at the Advisor’s discretion.  Employees of the Advisor, the Funds and their agents as well as clients of the Advisor may be able to, at the Advisor’s discretion, purchase shares of the Substantial Investor Class of the Growth Fund below the stated minimum investment amount.

Minimum InvestmentAmounts

Growth Fund	Initial	Additional
Class N Shares	$2,000	$250

Substantial Investor Class Shares	$1,000,000	$1,000

Mid-Cap Fund	Initial	Additional
Class A Shares	$2,000	$250

Exceptions to the minimum investment amounts may be made at the Funds’ discretion.

Automatic Investment Plan
Once you open your account, you may purchase shares of the Funds through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

You may make regular investments in amounts of $250 or more using the AIP. You may arrange for your bank or financial institution to transfer a pre-authorized amount. You may select this service by completing the Automatic Investment Plan section of the application form and sending a voided check. You may terminate your participation in this Plan by calling the Transfer Agent at 1-888-861-7556 at least five days prior to the effective date.

The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank.  You may terminate your participation in the plan by notifying the Transfer Agent at 1-888-861-7556, five days prior to effective date.

Minimum Account Balance
If your total account balance for a Fund falls below $500 due to withdrawals, the Fund may sell your shares of the Fund.  The Fund will inform you in writing 30 days prior to selling your shares.  If you do not bring your total account balance up to $500 within 30 days, the Fund may sell your shares and send you the proceeds.  The Fund will not sell your shares if your account value falls as a result of market fluctuations.

Selling Your Shares
You may sell (redeem) some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next NAV calculated for the Funds after receiving your order in proper form, less any applicable redemption fee. You may sell your shares by mail, wire or through a financial institution.

The Funds charge a 2.00% redemption fee on the redemption of Fund shares held for less than 60 days.  The redemption fee is more fully described below under “Tools to Combat Frequent Transactions.”

Although the Funds have the goal of applying this redemption fee to all redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee.

Redemption proceeds are normally mailed to you within three business days, but the Funds reserve the right to delay mailing proceeds until the seventh day if sending proceeds earlier could adversely affect the Funds. If any shares being sold are part of an investment that have been paid for by check, the Funds may delay sending your redemption proceeds until your check clears, which can take up to 15 days.

IRA Redemptions

Shareholders who have any IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Selling Your Shares by Mail

You may sell (redeem) your shares by sending a signed written request to the Funds. You must give your account number and state the number of shares (or amount) you wish to sell. If the account is in the name of more than one person, each shareholder must sign the written request. Certain requests to redeem shares may require signature guarantees. Send your written request to the Funds at:

Chase Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Selling Your Shares by Telephone

If you authorized the Transfer Agent to accept telephone instructions by completing the “Telephone Options” section of the Funds’ application form, you may sell your shares by calling the Transfer Agent toll free at 1-888-861-7556. Your redemption will be mailed to your address of record, wired to your bank of record or sent via electronic funds transfer through the ACH network to your pre-determined bank account.  A $15 charge will be applied to each wire redemption. Although there is no charge for an ACH payment, you may not receive credit to your account for two to three business days.  The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Funds. The Funds will take steps to confirm that a telephone redemption is authentic. This may include tape recording the telephone instructions, or requiring a form of personal identification before acting on those instructions. The Funds reserve the right to refuse telephone instructions if they cannot reasonably confirm the telephone instructions. The Funds may be liable for losses from unauthorized or fraudulent telephone transactions only if these reasonable procedures are not followed. You may request telephone redemption privileges after your account is opened.  The maximum redemption allowed by telephone is $50,000 worth of shares.  Amounts in excess of $50,000 must be in writing and must include a signature guarantee as described below.  The Advisor reserves the right to waive the maximum telephone redemption for certain accounts, such as omnibus or certain retirement plan accounts.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Signature Guarantee

A signature guarantee must be included if any of the following situations apply:

•	You wish to redeem more than $50,000 worth of shares;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	If a change of address request has been received by the Transfer Agent within the last 15 days;

•	If ownership has changed on your account; or

•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Systematic Withdrawal Plan
You may request that a predetermined dollar amount be sent to you each month or quarter.  Your account must have a value of at least $10,000 for you to be eligible to participate in the Systematic Withdrawal Plan.  The minimum withdrawal is $50.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account.   You may request an application for the Systematic Withdrawal Plan by calling the Transfer Agent toll-free at 1-888-861-7556.  The Funds may modify or terminate this Plan at any time.  You may terminate your participation in this Plan by calling the Transfer Agent at least five days prior to the next withdrawal.

Exchange Privilege
You may exchange Class A Shares of the Mid-Cap Fund for Class N Sharesof the Growth Fund.  You may exchange your shares by telephone or in writing.  Note that exchanges are treated as a sale of shares for tax purposes.  You will not be charged a redemption fee on the exchange.

You may also exchange shares of the Class N Sharesof the Growth Fund for Class A Shares of the Mid-Cap Fund.  You may be required to pay an initial sales charge when exchanging from the Growth Fund, which has no initial sales charge, into the Mid-Cap Fund.

Individuals may exchange into Substantial Investor Class Shares of the Growth Fund from the Mid-Cap Fund or may convert Class N Shares of the Growth Fund, if minimum investment and eligibility requirements are met.

You will not pay a sales charge for exchanges into the Mid-Cap Fund, if:

(a)	The Growth Fund shares being exchanged were acquired by a prior exchange of Class A Shares of the Mid-Cap Fund, subject to an initial sales load; or

(b)	If the sales loads for Class A Shares of the Mid-Cap Fund arewaived in accordance with policies disclosed in this Prospectus. See “Waiver of Front-End Sales Charges – Class A Shares.”

Tools to Combat Frequent Transactions
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performances. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees
The Funds charge a 2.00% redemption fee on the redemption of Fund shares held for less than 60 days.  This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Fund does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.

A Fund’s NAV is calculated based upon the net asset values of any registered open-end management investment companies in which a Fund invests.  The prospectuses for these companies explain the circumstances under which such companies will use such fair value pricing and the effects of such fair value pricing.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

DISTRIBUTION ARRANGEMENTS

Mid-Cap Fund

You may purchase Mid-Cap Fund shares at the public offering price (“POP”) (which may include a front-end sales charge). The amount of the front-end sales charge you pay depends on the amount of your purchase and the term “offering price” includes the front-end sales charge. The following schedule displays the percentage you will pay.  Note that the front-end sales charge is being waived for all purchases of Mid-Cap Fund Class A Shares until January 28, 2009.

Class A Shares
	Sales Charge as a		Dealer Discount
	Percentage of		as a Percentage
	Offering	Net Amount	of Offering
	Price	Invested	Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	1.00%	1.01%	1.00%

Right of Accumulation – Mid-Cap Fund Class A Shares
You may combine your new purchase of Class A Shares with shares currently owned in (in Mid-Cap Class A or Growth Fund) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of other shares you own.  It is your responsibility to determine whether you are entitled to pay a reduced sales charge.  The Fund is not responsible for making this determination.

In order for an investor to receive the sales charge reduction on Mid-Cap Fund Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.  When placing your purchase order, you must provide the Fund with your most recent account statement and contact information regarding the other accounts.  You should retain records necessary to substantiate historical costs, in order to verify the valuation of accounts to be aggregated.  A third-party selling agent may require additional information.  Unless you provide the Fund with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

Statement of Intention – Mid-Cap Fund Class A Shares
A reduced sales charge on shares of the Mid-Cap Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of the Mid-Cap Fund.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

Waiver of Front-End Sales Charges – Mid-Cap Fund Class A Shares

No sales charge shall apply to:

(1)	reinvestment of income dividends and capital gain distributions;

(2)	certain exchanges of the Growth Fund’s shares for those of the Mid-Cap Fund;

(3)
purchases of Mid-Cap Fund shares made by current or former trustees, officers, employees, or agents of the Trust, the Advisor, the distributor, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Mid-Cap Fund shares;

(4)	clients of the Advisor;

(5)	shareholders of other registered open-end investment management companies that are managed by the Advisor;

(6)	purchases of Mid-Cap Fund shares by the Mid-Cap Fund’s distributor for their own investment account and for investment purposes only;

(7)	a “qualified institutional buyer,” including, but not limited to, banks, insurance companies, registered investment companies, business development companies, and small business investment companies;

(8)	a charitable organization, as defined by the Internal Revenue Code (the “Code”), as well as other charitable trusts and endowments, investing $50,000 or more;

(9)	investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services;

(10)	institutional retirement and deferred compensation plans and trusts used to fund those plans, as defined in the Code; and

(11)
the purchase of Mid-Cap Fund shares, if available, through certain third-party fund “supermarkets.” Some fund supermarkets may offer Mid-Cap Fund shares without a sales charge or with a reduced sales charge. Other fees and transaction charges may apply to purchases and sales made through fund supermarkets.

Currently, the front-end sales charge is being waived for all purchases of the Mid-Cap Fund Class A Shares until January 28, 2009.

You also may view information about sales charges and breakpoints free of charge on the Funds’ website.  Go to www.chaseinv.com and click on the hyperlink.

Shareholder Servicing Plan and Other Third-Party Payments

The Growth Fund has a shareholder servicing plan for its Class N Shares and the Mid-Cap Fund has a shareholder servicing plan for its Class A Shares. The Fundsmay pay authorized agents up to 0.25% of the average daily net assets attributable to theirshareholders. The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Fundson behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

The Fundsdo not monitor the actual services being performed by authorized agents under each plan and related service agreement. The Fundsalso do not monitor the reasonableness of the total compensation that authorized agents may receive, including any service fees that authorized agents may receive from the Fundsand any compensation the authorized agents may receive directly from theirclients.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

General

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the best interest of the Funds. An order to purchase shares is not binding on, and may be rejected by, the Funds until it has been confirmed in writing by the Funds and payment has been received.

For further information, please review the SAI or call the Funds at 1-888-861-7556.

Distributions and Taxes

Dividends and Capital Gain Distributions

Dividends from net investment income, if any, are normally declared and paid by the Funds in December.  Capital gain distributions, if any, are also normally made in December, but the Funds may make an additional payment of dividends or distributions if they deem it desirable at any other time during the year.  Distributions will automatically be reinvested in additional shares unless you elect to have the distributions paid to you in cash.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current net asset value and to reinvest all subsequent distributions.  There are no sales charges or transaction fees for reinvested distributions and all shares will be purchased at NAV. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested. Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

Taxes

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Funds or receive them in cash. Any capital gains dividends the Funds distribute are taxable to you as long-term capital gains no matter how long you have owned your shares. Other distributions (including distributions attributable to short-term capital gains of the Funds) will generally be taxable to you as ordinary income or qualified dividend income. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November, or December but paid in January are taxable as if they were paid in December. When you sell shares of the Funds, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S.withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Funds. By law, the Funds must withhold a portion of your taxable distribution and proceeds, currently at a rate of 28%, if you do not provide your correct taxpayer identification number (“TIN”) or certify that your TIN is correct, or if the Internal Revenue Service has notified you that you are subject to backup withholding and instructs the Funds to do so.

Shareholder Communications

The Funds have elected to eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds at 1-888-861-7556.

Financial Highlights

Growth Fund

The following tables show the Class N Shares and Substantial Investor Class Shares of the Growth Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  The information in the table has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, for the fiscal years ended September 30, 2003 through 2007.  Tait, Weller & Baker LLP’s report along with further detail on the Growth Fund’s financial statements are included in the Growth Fund’s Annual Report dated September 30, 2007, which is available upon request.

For a share outstanding throughout each year – Class N Shares

	Year Ended September 30,
Growth Fund	2007		2006		2005		2004		2003

Net asset value, beginning of year	$19.36		$19.02		$16.15		$13.47		$13.29

Income from investment operations:
Net investment income/(loss)	0.03	(1)	0.04	(1)	(0.05	)(1)	(0.10)		(0.05)
Net realized and unrealized
gain on investments	3.50		0.30		2.92		2.78		0.23
Total from investment operations	3.53		0.34		2.87		2.68		0.18
Less distributions:
From net investment income	(0.06)		—		—		—		—
From net realized gain on investments	(0.63)		—		—		—		—
Total distributions	(0.69)		—		—		—		—
Paid-in capital from redemption fees	0.00	(1) (2)	0.00	(1) (2)	0.00	(1) (2)	0.00	(2)	0.00 (2)

Net asset value, end of year	$22.20		$19.36		$19.02		$16.15		$13.47

Total return	18.79%		1.79%		17.77%		19.90%		1.35%

Ratios/supplemental data:
Net assets, end of year (thousands)	$534,456		$602,102		$484,325		$176,438		$104,499
Ratio of expenses to average net assets:
Before expense recoupment	1.17	%(4)	1.17%		1.18%		1.31%		1.42%
After expense recoupment	1.17	%(4)	1.17%		1.18%		1.37	%(3)	1.48%
Ratio of net investment
income/(loss) to average net assets:
Before expense recoupment	0.16%		0.18%		(0.27%)		(0.71%)		(0.49%)
After expense recoupment	0.16%		0.18%		(0.27%)		(0.77%)		(0.55%)
Portfolio turnover rate	136.99%		163.94%		86.68%		84.09%		173.68%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.
(3)	Effective January 1, 2004, the Advisor contractually agreed to lower the net annual operating expense rate to 1.39%.
(4)	Effective June 21, 2007, the Advisor eliminated the expense cap.

For a share outstanding throughout each period – Substantial Investor Class Shares

Growth Fund	January 29, 2007(1) Through September 30, 2007

Net asset value, beginning of period	$19.04

Income from investment operations:
Net investment income	0.02	(2)
Net realized and unrealized gain on investments	3.17
Total from investment operations	3.19
Net asset value, end of period	$22.23

Total return	16.75	%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)	$86,496
Ratio of expenses to average net assets:	0.92	%(4)
Ratio of net investment income to average net assets	0.18	%(4)
Portfolio turnover rate	136.99	%(3) (5)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate calculated for the year ended September 30, 2007.

Mid-Cap Fund
This table shows the financial performance for the Mid-Cap Fund and the Predecessor Mid-Cap Fund for the past five years.  Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  The information in the table has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm.  Tait, Weller & Baker LLP’s report along with further detail on the Mid-Cap Fund’s financial statements are included in the Mid-Cap Fund’s Annual Report dated September 30, 2007, which is available upon request.

For a share outstanding throughout each year – Class A Shares

Mid-Cap Fund and Predecessor Mid-Cap Fund

	Year Ended September 30,

	2007		2006		2005		2004	2003

Net asset value, beginning of year	$30.39		$31.37		$24.51		$20.62	$19.49
Income from investment operations:
Net investment loss	(0.19	)(1)	(0.14	)(1)	(0.21	)(1)	(0.21)	(0.08)
Net realized and unrealized gain /(loss) on investments	5.97		(0.24)		7.30		4.10	1.21

Total from investment operations	5.78		(0.38)		7.09		3.89	1.13

Less distributions:
From net realized gain on investments	(2.60)		(0.60)		(0.23)		—	—
Total distributions	(2.60)		(0.60)		(0.23)		—	—
Paid-in capital from redemption fees	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	—	—

Net asset value, end of year	$33.57		$30.39		$31.37		$24.51	$20.62
Total return	20.57%		(1.24%)		29.07%		18.87%	5.80%

Ratios/supplemental data:
Net assets, end of period (thousands)	$30,755		$27,293		$17,202		$8,142	$3,668

Ratio of expenses to average net assets:
Before expense reimbursement	1.52%		1.74%		2.34%		3.02%	7.27%
After expense reimbursement	1.48%		1.48%		1.48%		1.48%	1.48%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.68%)		(0.71%)		(1.63%)		(2.58%)	(6.67%)
After expense reimbursement	(0.64%)		(0.45%)		(0.77%)		(1.04%)	(0.88%)
Portfolio turnover rate	151.23%		119.98%		68.88%		80.95%	129.00%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.

Advisor
Chase Investment Counsel Corporation
300 Preston Avenue, Suite 403
Charlottesville, Virginia 22902-5091

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

If you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

Chase Growth Fund

~

Chase Mid-Cap Growth Fund

each a Series of Advisors Series Trust

For More Information

For more information please log on to the Funds’ website at http://www.chaseinv.com.

The Statement of Additional Information (SAI), incorporated by reference in this Prospectus, includes additional information about the Funds.

The Funds’ annual and semi-annual reports to shareholders (“Shareholder Reports”) contain additional information about the Funds’ investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

To request your free copy of the SAI or Shareholder Reports, or to request other information, please call toll-free at 1-888-861-7556 or write to the Funds:

Chase Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Copies of the SAI and Shareholder Reports can be obtained on the Funds’ website at www.chaseinv.com.

You can review and copy information including the Funds’ Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Funds are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov, or
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0104, or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC File Number is 811-07959.)

CHASE GROWTH FUND
~
CHASE MID-CAP GROWTH FUND

Prospectus
January 28, 2008

STATEMENT OF ADDITIONAL INFORMATION
January 28, 2008

CHASE GROWTH FUND,
Class N Shares and Substantial Investor Class Shares
CHASE MID-CAP GROWTH FUND, Class A Shares

Series of

ADVISORS SERIES TRUST
300 Preston Avenue, Suite 403
Charlottesville, Virginia  22902-5091
1-888-861-7556

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current combined Prospectus dated January 28, 2008, as may be revised, of the Chase Growth Fund (the “Growth Fund”) and the Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) (each a “Fund” and collectively, the “Funds”), each a series of Advisors Series Trust (the “Trust”). A copy of the Prospectus may be obtained by contacting the Funds at the above address or telephone number.

The Funds’ audited financial statements and notes thereto for the fiscal period ended September 30, 2007 and the unqualified reports of Tait, Weller and Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements are included in the Funds’ Annual Reports to Shareholders for the fiscal year ended September 30, 2007 (the “Annual Reports”) and are incorporated by reference into this SAI.  A copy of the Annual Reports may be obtained without charge by calling or writing the Funds as shown above.

TABLE OF CONTENTS

The Trust	2
Investment Objectives and Policies	2
Management	14
The Funds’ Investment Advisor	20
The Funds’ Service Providers	24
Portfolio Transactions and Brokerage	25
Portfolio Turnover	27
Portfolio Holdings Information	27
Determination of Net Asset Value	28
Purchase and Redemption of Funds Shares	30
Tax Matters	33
Dividends and Distributions	35
Anti-Money Laundering Program	35
Proxy Voting Policy	36
General Information	37
Code of Ethics	38
Financial Statements	38
Appendix A	39
Appendix B	41

THE TRUST

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996.  The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share.  This SAI relates to the Funds and not to any other series of the Trust.  As of the date of this SAI, shares of 31 other series of the Trust are offered in separate prospectuses and statements of additional information.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company.  Such a registration does not involve supervision of the management or policies of the Fund.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Chase Growth Fund commenced operations on December 2, 1997.  The predecessor Chase Mid-Cap Growth Fund commenced operations on January 1, 2001, as the Newby Fund.  On September 5, 2002, the Newby Fund changed its name to the Chase Mid-Cap Growth Fund, a separate investment portfolio or series of The World Funds, Inc. (the “Predecessor Fund”). On October 25, 2004, the Predecessor Fund reorganized into the Mid-Cap Fund. Before the reorganization the Mid-Cap Fund had no assets or liabilities.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 (the “1940 Act”), which details the attributes of each class of the Funds.  Currently, the Growth Fund is authorized to issue two classes of shares:  Class N Shares and Substantial Investor Class Shares and the Mid-Cap Fund is authorized to issue two classes of shares: Class A Shares, sold with a maximum front-end sales charge of 5.75% and Class C Shares, sold with a reduced front-end sales charge of 1.00% and a contingent deferred sales charge of 2.00% if shares are redeemed within 60 days of purchase. Class C Shares are currently not offered.

INVESTMENT OBJECTIVES AND POLICIES

The Growth Fund’s investment objective is growth of capital.  The Mid-Cap Fund’s investment objective is capital appreciation.  There is no assurance that the Funds will achieve their investment objectives.  The Funds are diversified.  The discussion below supplements information contained in the Prospectus relating to investment policies of the Funds.

Growth Fund
The Growth Fund primarily invests in common stocks of domestic companies with large market capitalizations (a “large-cap company”).  The Advisor considers a large-cap company to be one that has a market capitalization of $10 billion and above. The Growth Fund is a diversified mutual fund.  In addition, the Growth Fund may invest a portion of its assets in foreign issuers through the use of depositary receipts such as American Depositary Receipts (“ADRs”).

Mid-Cap Fund
Under normal market conditions, the Mid-Cap Fund will invest at least 80% of its net assets in the equity securities of companies that have medium market capitalizations (a “mid-cap company”).  This is not a fundamental policy and may be changed by the Trust’s Board of Trustees (the “Board” or “Board of Trustees”), without a vote of shareholders, upon sixty (60) days’ prior notice.  The Mid-Cap Fund is a diversified mutual fund.  The Advisor considers a mid-cap company to be one that has a market capitalization of between $1 billion and $18 billion.  In addition, the Mid-Cap Fund may invest a portion of its assets in foreign issuers through the use of depositary receipts such as ADRs.

Diversification – The Funds are “diversified” funds under applicable federal laws.  However, diversification of a mutual fund’s holdings is measured at the time a fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as “diversified” funds.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities.
The Funds may invest in following types of investments, each of which is subject to certain risks, as discussed below.

Common stocks, preferred stocks, convertible securities, warrants and ADRs are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Common Stock – A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock – Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Preferred stocks have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

Convertible Securities and Warrant– Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same of different issuer within a particular period of time at a specified price or formula.  Convertible securities include corporate bonds, notes and preferred stock can be converted into, or exchanged for, a prescribed amount of common stock of the same or different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  In addition to the general risks associated with equity securities discussed above, investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching  a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Non-U.S. Investments – The Funds may invest in securities of non-U.S. issuers (“foreign securities”), provided that they are publicly traded in the United States.  The Funds’ investments in foreign securities may involve risks that are not ordinarily associated with U.S.securities. Non-U.S. companies are not generally subject to the same accounting, auditing and financial reporting standards as domestic companies.  Therefore, there may be less information available about a foreign company than there is about a domestic company.  Certain countries do not honor legal rights enjoyed in the U.S.In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S.investments in those countries.

Investments in foreign securities often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk.  In addition, many foreign securities markets have substantially less trading volume than the U.S.markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers.  These factors make foreign investment more expensive for U.S.investors.  Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S.securities.

Depositary Receipts – Depositary Receipts (“DRs”) include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs.  DRs are receipts typically issued in connection with a U.S.or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  In addition to the risk of foreign investments applicable to the underlying securities, unsponsored DRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Illiquid Securities – The Funds may invest up to 15% of their net assets in illiquid securities.  For this purpose, the term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds have valued the securities.  Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Debt Securities – The Funds may invest in investment grade debt securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by Standard & Poor’s Ratings Group (“S&P”) at the time of purchase or, unrated securities which the Advisor believes to be of comparable quality.  The Funds do not currently intend to invest more than 5% of their total assets in securities that are below investment grade or that are unrated. Securities rated as Baa or BBB are generally regarded as having adequate capacity to pay interest and repay principal.

Debt securities consist of bonds, notes, government and government agency securities, zero coupon securities, convertible bonds, asset-backed and mortgage-backed securities, and other debt securities whose purchase is consistent with the Funds’ investment objectives.

The market values of debt securities are influenced primarily by credit risk and interest rate risk.  Credit risk is the risk that the issuer of the security will not maintain the financial strength needed to pay principal and interest on its debt securities.  Generally, the market values of fixed-rate debt securities vary inversely with the changes in prevailing interest rates.  When interest rates rise, the market values of such securities tend to decline and vice versa.  Although under normal market conditions longer term securities yield more than short-term securities of similar quality, longer term securities are subject to greater price fluctuations.

U.S.Government Securities – The Funds may invest in U.S. Government Securities.  The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, and by various instrumentalities (a government agency organized under federal charter with government supervision) which have been established or sponsored by the U.S. Government.  U.S. Treasury securities are backed by the full faith and credit of the United States.  Securities issued or guaranteed by U.S. Government agencies or U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.  If the securities are not backed by the full faith and credit of the United States, the investor must look principally to the government agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the government agency or instrumentality does not meet its commitment.

Small Companies – The Mid-Cap Fund may invest in companies with market capitalizations of less than $1 billion (a “small-cap company”).  Historically, stocks of small-cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies.  Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small-cap companies to changing economic conditions.  Besides exhibiting greater volatility, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks.  Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.  Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.  Thus, securities of small companies present greater risks than securities of larger, more established companies.  You should therefore expect that the value of Fund shares to be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Investments in small or unseasoned companies or companies with special circumstances often involve much greater risk than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in prices.

Mid-Cap Companies – The mid-cap companies in which the Mid-Cap Fund invests ($1 - $18 billion)may be more vulnerable to adverse business or economic events than larger companies.  Historically, stocks of mid-cap companies have been more volatile than stocks of larger companies and may be considered more speculative than investments in larger companies.  Thus, securities of mid-cap companies present greater risks than securities of larger, more established companies.  You should consider that the value of Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Repurchase Agreements – As a means of earning income for periods as short as overnight, the Funds may enter into repurchase agreements that are collateralized by U.S. Government securities.  The Funds may enter into repurchase commitments for investment purposes for periods of 30 days or more.  Such commitments involve investment risks similar to those of the debt securities in which a Fund invests. Under a repurchase agreement, a Fund acquires a security, subject to the seller’s agreement to repurchase that security at a specified time and price.  A purchase of securities under a repurchase agreement is considered to be a loan by the Fund.

The Advisor monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement.  If the seller becomes insolvent, the Funds’ right to dispose of the securities held as collateral may be impaired and the Funds may incur extra costs.  Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Restricted Securities – The Funds may invest in “restricted securities.”  Generally, “restricted securities” are securities which have legal or contractual restrictions on their resale.  In some cases, these legal or contractual restrictions may impair the liquidity of a restricted security; in others, the legal or contractual restrictions may not have a negative effect on the liquidity of the security.  Restricted securities which are deemed by the Advisor to be illiquid will be included in the Funds’ policy which limits investments in illiquid securities.

Leveraging – The Funds may borrow money to increase its holdings of portfolio securities.  This is known as “leveraging.”  Since the Funds must maintain asset coverage of 300% on borrowed monies, the Funds could be required to sell investments at an inopportune time to satisfy this requirement.  Leveraging also can exaggerate the effect of any increase or decrease in the value of portfolio securities held by the Funds.  The amounts borrowed are subject to interest costs and fees that may affect the gains achieved on the investment of such borrowed monies.

Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain Fund investments.  If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value (“NAV”) of the Funds’ shares will decrease faster than if the Funds had not used leverage.  To repay borrowing, the Funds may have to sell securities at a time and at a price that is unfavorable to the Funds.

Interest on borrowings is an expense the Funds would not otherwise incur.  The Advisor does not currently intend to engage in leveraging and will not engage in leveraging until proper notification is presented in the Prospectus.

Options on Securities – There are risks involved with selling securities short.  The Funds may not always be able to borrow the security or close out a short position at an acceptable price, and may have to sell long positions.  Covered call options written by the Funds give the holder the right to buy the underlying securities from the Funds at a stated exercise price.  A call option written by the Funds is “covered” if the Funds own the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if the Funds hold a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Funds in cash and high grade debt securities in a segregated account with its custodian bank.  The Funds may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Funds.  The Funds’ turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Funds have not entered into a closing purchase transaction.

As a writer of an option, the Funds receive a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the market value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the option.  Exercise of a call option by the purchaser will cause the Funds to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus, during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price.  It retains the risk of loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to the Funds’ ability to close out options it has written.

The Funds may write exchange-traded call options on their securities. Call options may be written on portfolio securities, securities indices, or foreign currencies.  With respect to securities and foreign currencies, the Funds may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Funds will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be covered by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.  When the Funds write a secured put option, they will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Funds remain obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period.

If the price of the underlying security falls below the exercise price, the Funds may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to the Funds’ ability to close out options it has written.

The writer of an option who wishes to terminate his or her obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the writer’s position will be cancelled by the clearing corporation.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that the Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price, expiration date, or both.  Effecting a closing purchase transaction will also permit the Funds to use cash or proceeds from the concurrent sale of any securities subject to the option to make other investments.  If the Funds desire to sell a particular security from their portfolios on which they have written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Funds will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option.  The Funds will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Funds.

Writing Over-the-Counter (“OTC”) Options – The Funds may engage in options transactions that trade on the OTC market to the same extent that they intend to engage in exchange traded options. Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.

However, OTC options differ from exchange-traded options in certain material respects.  OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, the Funds may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.

Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The SEC staff has been deemed to have taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities.  The Funds will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Funds.

Futures Contracts – Even though the Funds have no current intention to invest in futures contracts, the Funds may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions.  The Funds will amend their Prospectus before engaging in such transactions.

A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Funds will incur brokerage fees when they purchase and sell stock index futures contracts, and at the time a fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”

Thereafter, the Funds may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.  The Funds may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts do not exceed 5% of the Funds’ net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures – Although the Funds may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, the Funds receive a premium but lose any opportunity to profit from an increase in the market price of the underlying securities above the exercise price during the option period.  The Funds also retain the risk of loss if the price of the security declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of the Funds’ portfolio securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Funds’ portfolio.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of the Funds’ portfolio may differ substantially from the changes anticipated by the Funds when they established their hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Funds’ initial investment in such a contract.

Successful use of futures contracts depends upon the Advisor’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Advisor’s judgment in this respect will be correct.

The Commodities Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on the Funds’ strategies for hedging their securities.

When-Issued Securities, Forward Commitments and Delayed Settlements – The Growth Fund may purchase securities on a “when-issued,” forward commitment or delayed settlement basis.  In this event, the Fund’s custodian will segregate liquid assets equal to the amount of the commitment.  In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment.  It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Growth Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective.  Because the Fund will segregate assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Advisor to manage it may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Growth Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction.  If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases the Fund may realize a taxable capital gain or loss.  When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain an advantageous price.

The market value of the securities underlying a when-issued purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Short-Term Investments.

The Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits – The Funds may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers’ acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations – The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper and Short-Term Notes and Other Corporate Obligations – The Funds may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Government Obligations – The Funds may make short-term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Investment Company Securities – The Funds may invest in shares of other registered investment companies including exchange traded funds (“ETFs”) in pursuit of their investment objectives.  This may include investment in money market mutual funds in connection with the Funds’ management of daily cash positions.  Investments in the securities of other registered investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund will become a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Exchange Traded Funds –ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market index.  Like other investment companies, ETFs have management fees that are part of their costs, and a Fund will indirectly bear its proportionate share of these costs.

ETFsare subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, trading may be halted by or shares delisted from the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Other Investments – The Trustees may, in the future, authorize the Funds to invest in securities other than those listed in this SAI and in the Prospectus, provided such investments would be consistent with the Funds’ investment objective and that such investment would not violate the Funds’ fundamental investment policies or restrictions.

INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions – The Funds have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the respective Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Growth Fund
The Growth Fund is diversified.  This means that as to 75% of its total assets (1) no more than 5% may be in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  In addition, as a matter of fundamental policy, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales.

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities.

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities).

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).

6.	Purchase or sell commodities or commodity futures contracts.

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

8.            Make investments for the purpose of exercising control or management.

Mid-Cap Fund
The Mid-Cap Fund is diversified.  This means that as to 75% of its total assets (1) no more than 5% may be in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  As a matter of fundamental policy, the Mid-Cap Fund may not:

1.	Invest in companies for the purpose of exercising management or control;

2.	Invest in securities of other investment companies except by purchase in the open market involving only customary broker’s commissions, or as part of a merger, consolidation, or acquisition of assets;

3.	Purchase or sell commodities or commodity contracts;

4.	Invest in interests in oil, gas, or other mineral exploration or development programs;

5.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

6.
Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the “1933 Act”), or any foreign law restricting distribution of securities in a country of a foreign issuer subject to illiquid securities policies;

7.	Participate on a joint or a joint and several basis in any securities trading account;

8.	Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

9.
Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; and

10.	Make loans, except that the Fund may lend securities, and enter into repurchase agreements secured by U.S. Government Securities.

Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

(i)
Financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

(ii)
Technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

(iii)	Utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental Policies and Restrictions – In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus and elsewhere in the SAI, the Funds will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trustees without shareholder approval.

Growth Fund
As a matter of non-fundamental policy, the Growth Fund may not:

1.
Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal law.

2.
Invest more than 15% in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

3.	Make loans of securities.

4.
Notwithstanding fundamental restriction 1 above, borrow money, except from banks for temporary or emergency purposes, and in amounts not to exceed 5% of total assets, and subject to the further restriction that no additional investment in securities will be made while any such loan is outstanding.

Mid-Cap Fund

As a matter of non-fundamental policy, the Mid-Cap Fund may not:

1.	Invest more than 15% of its net assets in illiquid securities;

2.	Engage in arbitrage transactions; or

3.
Invest less than 80% of its net assets in the equity securities of companies that have a mid-size capitalization. This policy of investing in mid-cap securities may only be changed upon 60 days’ prior notice to shareholders.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent.  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held

Independent Trustees

Walter E. Auch (age 86, dob 4/12/1921) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and President of Paine Webber.	2	Director, Sound Surgical Technologies, LLC; Director/Trustee, Consulting Group Capital Markets Funds (Smith Barney) (11 portfolios); The UBS Funds (57 portfolios).

James Clayburn LaForce (age 79, dob 12/28/1928) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	2	Trustee, The Payden Funds (21 portfolios); The Metzler/Payden Investment Group (6 portfolios); and Arena Pharmaceuticals.

Donald E. O’Connor (age 71, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Independent Trustee, The Forward Funds (16 portfolios).

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held

George J. Rebhan (age 73, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, E*TRADE Funds (6 portfolios).

George T. Wofford (age 68, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Senior Vice President, Federal Home Loan Bank of San Francisco.	2	None.

Officers of the Trust
Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Joe D. Redwine (age 60, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman, Chief Executive Officer and Principal Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.

Douglas G. Hess (age 40, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.

Cheryl L. King (age 46, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Robert M. Slotky (age 60, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, AML Officer	Indefinite term since September 2004.	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, ICA (May 1997 – July 2001).

Jeanine M. Bajczyk, Esq. (age 42, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC, since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC, May 2005 to May 2006; Senior Counsel, Strong Financial Corporation, January 2002 to April 2005.

*
The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

Compensation– Effective January 1, 2008, the Trustees who are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”) receive an annual trustee fee of $44,000 per year from the Trust with no additional fee for special meetings.  The Independent Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation from the Growth Fund[1]	Aggregate Compensation from the Mid-Cap Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees[2]
Walter E. Auch, Trustee	$3,834	$1,345	None	None	$5,179
James Clayburn LaForce, Trustee	$4,018	$1,353	None	None	$5,371
Donald E. O’Connor, Trustee	$5,452	$1,418	None	None	$6,870
George J. Rebhan, Trustee	$4,721	$1,448	None	None	$6,169
George T. Wofford, Trustee	$4,634	$1,381	None	None	$6,015
[1]	For the Funds’ fiscal year ended September 30, 2007.
[2]
There are currently numerous series comprising the Trust. The term “Fund Complex” refers only to the Funds and not to any other series of the Trust.  For the Funds’ fiscal year ended September 30, 2007, Independent Trustees’ fees and expenses for the Trust were $180,532.

Board Committees

The Trust has four standing committees: the Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee (“QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  During the fiscal year ended September 30, 2007, the Audit Committee has met once with respect to the Funds.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  During the fiscal year ended September 30, 2007, the QLCC did not meet with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of the following members: Messrs. Auch, O’Connor, Rebhan and Wofford.  During the fiscal year ended September 30, 2007, the Nominating Committee met once with respect to the Funds.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  During the fiscal year ended September 30, 2007, the Valuation Committee did not meet with respect to the Funds.

Fund Shares Beneficially Owned by Trustees– As of December 31, 2007, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds.  Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  Neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Name of Trustee	Dollar Rangeof Equity Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Fund Complex

	Growth Fund	Mid-Cap Fund
Walter E. Auch, Independent Trustee	None	None	None
James Clayburn LaForce, Independent Trustee	None	None	None
Donald E. O’Connor, Independent Trustee	None	None	None
George J. Rebhan, Independent Trustee	None	None	None
George T. Wofford, Independent Trustee	$1 - $10,000	None	$1 - $10,000

Sales Loads– No front-end or contingent deferred sales charges are applied to purchase of Class A Shares or Class C Shares by current or former Trustees, officers, employees or agents of the Trust, the Advisor, the Distributor and by the members of their immediate families.  These sales waivers are in place because of the nature of the investor and in recognition of the reduced sales effort required to attract such investments.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  As of December 31, 2007, the following shareholders were considered to be either a control person or principal shareholder of the following Funds:

Growth Fund, Class N Shares
Name and Address	Number of Shares	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104-4151	8,428,052.884	34.23%	Record

National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	3,473,108.407	14.10%	Record

Morgan Keegan & Company, Inc. 50 North Front Street Memphis, TN 38103-2126	3,123,229,634	12.66%	Record

Growth Fund, Substantial Investor Class Shares
Name and Address	Number of Shares	% Ownership	Type of Ownership
Morgan Keegan & Company, Inc. 50 North Front Street Memphis, TN 38103-2126	1,411,250.402	29.26%	Record

City National Bank Custodian FBO MPTF General Fund P.O. Box 60520 Los Angeles, CA 90060-0520	326,366.041	6.77%	Record

BB&T FBO Johnston Memorial Hospital P.O. Box 2887 Wilson, NC 27894-2887	393,548.764	8.16%	Record

St. Catherine’s School Foundation 6001 Grove Avenue Richmond, VA 23226-2600	304,438.181	6.31%	Record

SEI Prive Trust Co. c/o Sun Trust Bank One Freedom Valley Drive Oaks, PA 19456	303,901.006	6.30%	Record

Mid-Cap Fund, Class A Shares
Name and Address	Number of Shares	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104-4151	260,805.880	26.76%	Record

Robert E. Swanson Trust FBO Barbara J. Swanson 947 Linwood Avenue Ridgewood, NJ 07450-2939	143,118.983	14.68%	Beneficial

Naidot & Co. c/o Bessemer Trust Company 100 Woodbridge Center Drive Woodbridge, NJ 07095-1162	142,411.033	14.61%	Record

The Hyde & Watson Foundation 31 Mountain Blvd, Bldg. F Warren, NJ 07059-5617	63,786.079	6.54%	Record

THE FUNDS’ INVESTMENT ADVISOR

Chase Investment Counsel Corporation acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Mr. Derwood S. Chase, Jr. owns 31.76% of the Advisor and is therefore a control person of the Advisor.  Subject to such policies as the Board may determine, the Advisor is responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Advisor provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments.  The Advisor continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds’ assets shall be held uninvested.  The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds.  The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Board of the Trust, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Funds an investment advisory fee of 0.75% computed daily and paid monthly based on a rate equal to a percentage of the Funds’ average daily net assets specified in the Prospectus.  However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

The Growth Fund and Mid-Cap Fund are responsible for their own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Mid-Cap Fund and to pay Mid-Cap Fund operating expenses to the extent necessary to limit the Mid-Cap Fund’s aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the “expense cap”).  Any such reductions made by the Advisor in its fees or payment of expenses which are the Mid-Cap Fund’s obligation are subject to reimbursement by the Mid-Cap Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Mid-Cap Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Mid-Cap Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon the Board’s subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to the Mid-Cap Fund’s payment of current ordinary operating expenses.

In the event the operating expenses of the Mid-Cap Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Mid-Cap Fund’s expense limitation, the Advisor shall reduce its advisory fee to the extent of its share of such excess expenses.  The amount of any such reduction to be borne by the Advisor shall be deducted from the monthly advisory fee otherwise payable with respect to the Mid-Cap Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Advisor shall pay to the Mid-Cap Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

For the periods indicated, the Growth Fund paid the following advisory fees to its Advisor:

Growth Fund
September 30,	Total Fees Accrued by Advisor	Fees Waived/ Expenses Absorbed	Fees Recouped	Balance Paid to Advisor
2007	$4,979,845	$0	$0	$4,979,845
2006	5,992,055	0	0	5,992,055
2005	2,986,744	0	0	2,986,744

The Advisor had previously agreed to limit the aggregate expenses of the Predecessor Mid-Cap Fund to 1.48% of Class A Shares average daily net assets and 2.23% of Class C Shares average daily net assets.  As a result, for the periods indicated, the Mid-Cap Fund and the Predecessor Fund paid the following advisory fees to its Advisor:

Mid-Cap Fund
September 30,	Total Fees Accrued by Advisor	Fees Waived/ Expenses Absorbed	Fees Recouped	Balance Paid to Advisor
2007	$237,823	$10,228	$0	$227,595
2006	228,616	59,114	0	169,502
2005	121,125	105,400	0	15,725

Portfolio Managers

Mr. David B. Scott, Chief Investment Officer, is the senior portfolio manager primarily responsible for the day-to-day management of the Funds with Mr. Chase and Mr. Lazorishak providing additional and backup portfolio management services.  The following table shows the number of other accounts managed by Mr. Scott, Mr. Chase and Mr. Lazorishak and the total assets in the accounts managed within various categories as of September 30, 2007.

Portfolio Managers	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts
David B. Scott	1	$306 million	0	$0.00	210	$6,381 million
Derwood Chase	1	$306 million	0	$0.00	210	$6,381 million
Brian J. Lazorishak	1	$306 million	0	$0.00	210	$6,381 million

The following table reflects information regarding accounts for which the portfolio managers have day-to-day management responsibilities and with respect to which the advisory fee is based on account performance.  Information is shown as of the Funds’ fiscal year-end, September 30, 2007. Asset amounts are approximate and have been rounded.

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts
David B. Scott	0	$0.00	0	$0.00	0	$0.00
Derwood Chase	0	$0.00	0	$0.00	0	$0.00
Brian J. Lazorishak	0	$0.00	0	$0.00	0	$0.00

Material Conflict of Interest.  The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts.  In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Funds, and that the Advisor seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Funds, the Advisor determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  Whenever possible, the Advisor will combine orders for the purchase and sale of securities on behalf of the Funds and other accounts for which it has full trading discretion.  The Advisor can generally improve the price, transaction costs, and other aspects of trade execution when orders in the same security are aggregated for multiple clients.  The Advisor will ensure fair and equitable treatment of each of its clients when aggregating and allocating client trades.

The Advisor has offered separately managed large and mid-cap growth accounts for institutions such as pension funds, foundations, Taft-Hartley organizations, endowments and individuals for more than ten years.  Because the Funds are managed using the same strategy and philosophy as the separately managed accounts with similar objectives, there are no conflicts between the management of the Funds and the separate accounts.  In addition, Chase’s brokerage and trading policies ensure that no material conflicts arise between transactions involving the Funds and those involving separately managed accounts.

Compensation.  The portfolio managers receive a fixed base salary and are entitled to participate in company-sponsored pension and 401(k) plans commensurate with the other employees of the firm.  The firm matches a portion of the employees’ contributions to the 401(k) plan.  No portion of the fixed base salary of the portfolio managers is tied to the management or the performance of the Funds or to the performance of the Advisor’s separately managed accounts.  The portfolio managers as equity owners of the Advisor do not receive a salary bonus.  As the firm is a subchapter S corporation, all net earnings are distributed to the portfolio managers and the firm’s other equity owners.  Mr. Chase also receives a portion of the consulting fees received by the firm for work he performs on alternative oil and gas investments.

Securities Owned in the Funds by Portfolio Managers.  As of September 30, 2007, the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Growth Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the Mid-Cap Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
David B. Scott	$100,001 to $500,000	$1 to $10,000	$100,001 to $500,000
Derwood Chase	Over $1,000,000	Over $1,000,000	Over $1,000,000
Brian J. Lazorishak	$1 to $10,000	$1 to $10,000	$1 to $10,000

The Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor in a continuous public offering of the Funds’ shares, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Distribution Agreement was re-approved by the Board at a meeting held December 13, 2007.

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Funds’ shares.

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker-dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions).  The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Shareholder Servicing Plan – The Mid-Cap Fund has adopted a shareholder servicing plan on behalf of its Class A Shares and the Growth Fund has adopted a shareholder servicing plan on behalf of its Class N Shares.  Under a shareholder servicing plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders.  For this fee, the authorized firms may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to Shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

THE FUNDS’ SERVICE PROVIDERS

Fund Administrator

The Trust has entered into an Administration Agreement (the “Administration Agreement”), with U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”).  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

For the periods indicated, the Growth Fund paid to USBFS, the following administration fees:

Administrative Fees Paid to USBFS

	September 30,
	2007	2006	2005
Growth Fund	$456,021	$449,602	$299,337

For the periods indicated, the Mid-Cap Fund paid to USBFS the following administration fees:

Administrative Fees Paid to USBFS

	September 30,
	2007	2006	2005
Mid-Cap Fund	$43,062	$34,292	$18,329

Custodian and Transfer Agent

U.S. Bank National Association, located at Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as Custodian of the securities and other assets of the Funds.  The Custodian, Distributor, Transfer Agent, and Administrator are affiliated companies.  USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Funds’ transfer and shareholder service agent.  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.  USBFS and U.S. Bank are affiliates of the Distributor.

Independent Registered Public Accounting Firm and Legal Counsel

Tait Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds.

Paul, Hastings, Janofsky & Walker, LLP (“Paul Hastings”), 55 Second Street, San Francisco, California, 94105 is counsel to the Funds.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers will be used to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

While it is the Advisor’s general policy to seek best execution to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients.  Brokerage and research services include, but are not limited to, publications, analysis, and reports concerning issuers, industries, securities, economic factors and trends.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Funds.  The Board will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Funds are reasonable in relation to the benefits received by the Funds taking into account the competitive practices of the industry.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts.  In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds do not place securities transactions through brokers for selling shares of the Funds.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

Brokerage Commissions for Growth Fund

	Fiscal Year Ended September 30,
	2007	2006	2005
Brokerage commissions	$988,068	$1,471,965	$646,647
Research, statistical and other services	$155,568	$ 114,829	$112,809

The table below indicates the portion of the Growth Fund’s aggregate brokerage for fiscal year ended September 30, 2007 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Fiscal Year Ended September 30, 2007
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$192,724,570	$155,568

Brokerage Commissions for Mid-Cap Fund

	Fiscal Year Ended September 30,
	2007	2006	2005
Brokerage commissions	$68,020	$55,310	$19,778
Research, statistical and other services	$1,680	$1,830	$1,036

The table below indicates the portion of the Mid-Cap Fund’s aggregate brokerage for fiscal year ended September 30, 2007 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Fiscal Year Ended September 30, 2007
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$860,947	$1,680

PORTFOLIO TURNOVER

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less.  A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.  The Advisor makes purchases and sales for the Funds’ portfolios whenever necessary, in the Advisor’s opinion, to meet the Funds’ objectives.  The Advisor anticipates that the average annual portfolio turnover rate of the Funds will be less than 100%.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

Portfolio Turnover Rate

Fiscal Year Ended September 30,
	2007	2006
Growth Fund	136.99%	163.94%
Mid-Cap Fund	151.23%	119.98%

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Funds maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Funds.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

A complete listing of the Funds’ portfolio holdings are made available to the public at the end of each calendar quarter with a lag of up to seven business days.  These holdings are posted quarterly to www.chaseinv.com.  From time to time, the Advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

Pursuant to the Funds’ portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

•	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which currently receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; or

•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Funds’ Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings  by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Funds’ and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) by considering to approve any amendment to these Policies.  The Board reserves the right to amend the Policies at any time without prior notice in their sole discretion.

Neither the Advisor, nor the Funds may receive compensation in connection with the disclosure of information about the Funds’ portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Funds, and shall report such determination to the Advisor’s Board of Directors and to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ web site may only be provided to additional third parties, in accordance with the Policies, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

There can be no assurance that the Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m. Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by the Funds plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Funds outstanding at such time.  An example of how the Funds calculated its NAV per share as of September 30, 2007 is as follows:

Growth Fund, Class N Shares

Net Assets	=	NAV Per Share
Shares Outstanding

$534,455,838	=	$22.20
24,071,353

Growth Fund, Substantial Investor Class Shares

Net Assets	=	NAV Per Share
Shares Outstanding

$86,496,394	=	$22.23
3,890,523

Mid-Cap Fund, Class A Shares

Net Assets	=	NAV Per Share
Shares Outstanding

$30,755,007	=	$33.57
916,075

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Security Dealers Automated Quotation (“Nasdaq”) National Market for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the Nasdaq Global Market shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

An option that is written by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the last mean price.  An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the last mean price.

   All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Computation of Offering Price– A hypothetical illustration of the computation of the offering price per Class A Share of the Mid-Cap Fund, using the value of the Mid-Cap Fund’s net assets attributable to Class A Shares and the number of outstanding Class A Shares of the Mid-Cap Fund at the close of business on September 30, 2007and the maximum front-end sales charge of 5.75%, is as follows:

Class A Shares
Net Assets	$ 30,755,007
Shares Outstanding	916,075
NAV Per Share	$ 33.57
Sales Charge (5.75% of the offering price)	$ 2.05
Offering Price to Public	$ 35.62

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

Fund shares are purchased at the appropriate price next determined after the Transfer Agent receives your order in proper form.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern time).  Orders paid by check and received by 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption or transfer.  Otherwise the Funds may delay payment until the purchase price of those shares has been collected, which may take up to 15 calendar days.  To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Funds’ shares, (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

Selected securities brokers, dealers or financial intermediaries may offer shares of the Growth Fund Class N Shares or the Mid-Cap Fund Class A Shares.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined NAV after receipt of the order by such agent before the Funds’ daily cutoff time, currently the close of regular NYSE trading.  Orders received after that time will be purchased at the next-determined NAV.  Substantial Investor Class Shares of the Growth Fund must be purchased directly from the distributor or the Fund.  To purchase Substantial Investor Class Shares, you must request and submit a Fund application.

Right of Accumulation – You may combine your new purchase of Class A Shares with shares currently owned (in Mid-Cap Class A or Growth Fund) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you own.  It is your responsibility to determine whether you are entitled to pay a reduced sales charge.  The Fund is not responsible for making this determination.

Statement of Intention – A reduced sales charge on Class A Shares of the Mid-Cap Fund applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of the Mid-Cap Fund.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5% of the amount of the LOI held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

How to Sell Shares

You may sell (redeem) your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your investment representative.  The Funds will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds’ Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  At various times, the Funds may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Funds may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Funds.

Selling Shares Directly to the Funds – Send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next NAV calculated after the Funds receive your request in proper form.  In order to receive that day’s NAV, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through your Investment Representative – Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s NAV.  Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required.  The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.  Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution.  A notary public cannot provide a signature guarantee.

Delivery of Proceeds – The Funds generally send you payment for your shares within three business days after your request is received in proper form, assuming the Funds have collected payment of the purchase price of your shares.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions – Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Funds and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Funds in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.  The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding.  The Telephone Redemption Privilege may be modified or terminated without notice.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Redemptions-in-Kind – Subject to compliance with applicable regulations, the Funds have reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Redemption Fee – The Funds will assess a 2.00% fee on the redemption of Fund shares purchased and held for less than 60 days.  This fee is paid to the Funds to help offset transactions costs and administrative expenses.  The Funds reserve the right, at its discretion, to lower or waive the amount of this fee and, upon at least 60 days’ notice to shareholders, change the terms and/or amount of this fee.  Redemption fees will not apply to exchanges between the Funds or to shares acquired through the reinvestment of dividends.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Exchanging Shares – Shareholders of each Fund may exchange their shares for shares of other Chase Funds.  Each account must meet the minimum investment requirements.  A written request must have been completed and be on file with the Transfer Agent.  To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged.  An exchange will take effect as of the next determination of the Funds’ NAV per share (usually at the close of business on the same day).  The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so.  For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging.  Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.  The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, the Fund will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its NAV.  Backup withholding and information reporting may apply.  Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Funds under the exchange privilege, within a short period, the Funds may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs.  Increased use of the exchange privilege may also result in periodic large inflows of money.  If this occurs, it is the Funds’ general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Advisor believes that attractive investment opportunities (consistent with the Funds’ investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale.  The Fund you are seeking to exchange into may also delay issuing shares until that third business day.  The sale of Fund shares to complete an exchange will be affected at NAV of the Funds next computed after your request for exchange is received in proper form.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, each a series of the Trust, intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  The Funds policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  However, the Funds can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.  Net investment income consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Funds may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Funds designates the amount distributed as a qualifying dividend.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Funds designates the amount distributed as a qualifying dividend.  This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Funds for its taxable year.  In view of the Funds investment policies, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Funds may be eligible for qualified dividend income treatment for individual shareholders and also for the dividends-received deduction for corporate shareholders.  However, the portion of the Funds gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Funds shares held by an individual investor are held for less than 61 days, or if the Funds shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Redemption of the Funds shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Funds are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of the Funds shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of the Funds shares may be subject to withholding of federal income tax, currently at a rate of 28%, in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Funds reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by the Funds’ management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any federal, state, local or foreign taxation.  Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

The Funds will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Funds may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year the Funds realize a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Funds will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Funds shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Funds reduces the Funds NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Funds unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) that are reasonably designed to ensure that proxies are voted in the best interests of the Funds’ shareholders.  Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.  Pursuant to the Advisor’s Proxy Policies, a proxy committee has been established that has appointed a proxy manager to generally manage the proxy voting process.  The proxy manager will consult with the proxy committee in determining how to vote proxies.

It is the Advisor’s policy to generally vote with management on routine matters affecting the future of the corporation.  If the Advisor frequently disagrees with management, the Advisor will generally sell the stock.  Occasionally, however, when merger proposals or other corporate restructuring are involved, the Advisor will vote shares it manages based on its best judgment as to what will produce the highest return relative to risk.

The Advisor generally approves the following agenda items, within reason:

•	Election of directors;
•	Approval of auditors;
•	Directors’ liability and indemnification;
•	Updating the corporate charter;
•	Increase in the common share authorization;
•	Stock purchase plans; and
•	Stock option plans and stock participation plans.

The Advisor generally opposes the following agenda items because their approval is judged not to be in the best interest of the Funds’ shareholders:

•	Elimination of pre-emptive rights;
•	Adoption of poison pills (a/k/a shareholder rights plans);
•	Proposals to establish staggered boards;
•	New classes of shares having different voting rights; and
•	Shareholders proposals that offer no specific economic benefit to the Funds’ shareholders.

Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of the Funds’ shareholders.  An assessment is made to determine the extent to which there may be a material conflict between the Advisor’s interests and those of the Funds.  If conflicts arise, the Advisor will vote in accordance with its pre-determined policies.  Should there be a material conflict with respect to a matter that is not covered in the Advisor’s pre-determined policies, such matter will be voted pursuant to a recommendation from an independent third party.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30.  The Funds’ proxy voting record is available without charge, upon request, by calling toll-free 1-888-861-7556 and on the SEC’s web site at www.sec.gov.

GENERAL INFORMATION

Investors in the Funds will be informed of the Funds’ progress through periodic reports.  Financial statements certified by their independent registered public accounting firm will be submitted to shareholders annually.

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Board to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in the Funds proportionately equal to the interest of each other share.  Upon the Funds’ liquidation, all shareholders would share pro rata in the net assets of the Funds available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

If they deem it advisable and in the best interests of shareholders, the Board may create additional series of shares which differ from each other only as to dividends.  The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Growth Fund and the Mid-Cap Fund each have two classes of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Board, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

CODE OF ETHICS

The boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

The Annual Report and Semi-Annual Report for the Growth Fund and the Mid-Cap Fund for the fiscal year ended September 30, 2007, are separate documents supplied upon request and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A

CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.  Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group

AAA:  Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA:  Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:  Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C:  Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB:  Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B:  Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC:  Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC:  The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI:  The rating CI is reserved for income bonds on which no interest is being paid.

D:  Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-):  The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

APPENDIX B

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1– Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on Fund employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2– Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1– This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2– Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

PART C
Chase Growth Fund
Chase Mid-Cap Growth Fund

OTHER INFORMATION

Item 23.  Exhibits

(a)
Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)	Amended and Restated By-laws dated June 27, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003, and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Agreement and Declaration of Trust and Amended and Restated-Bylaws.

(d)	Investment Advisory Agreement

(i)	Investment Advisory Agreement for Chase Growth Fund was previously filed with the Registration Statement on January 28, 2006.

(1)
Amended Schedule A to the Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 236 of the Registration Statement on January 26, 2007, and is incorporated herein by reference.

(ii)	Investment Advisory Agreement for Chase Mid-Cap Growth Fund was previously filed with the Registration Statement on January 28, 2006.

(1)
Amended Schedule A to the Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 236 of the Registration Statement on January 26, 2007, and is incorporated herein by reference.

(e)	Distribution Agreement is filed herewith.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)	Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and is incorporated herein by reference.

(h)	Other Material Contracts

(i)	Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006 and is incorporated herein by reference.

(ii)	Transfer Agency Service Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006, and is incorporated herein by reference.

(iii)	Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006 and is incorporated herein by reference.

(iv)	Operating Expenses Limitation Agreement

(1)	Operating Expenses Limitation Agreement for Chase Growth Fund was previously filed with the Registration Statement on January 28, 2006, and is incorporated herein by reference.

(2)	Operating Expenses Limitation Agreement for Chase Mid-Cap Growth Fund was previously filed with the Registration Statement on January 28, 2006, and is incorporated herein by reference.

(v)	Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on July 29, 2004 and is incorporated herein by reference.

(i)	Opinion of Counsel was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on October 23, 2004 and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Omitted Financial Statements - not applicable.

(l)	Agreement Relating to Initial Capital - not applicable.

(m)	Rule 12b-1 and Shareholder Servicing Plans.

(i)	Rule 12b-1 Plan for Chase Mid Cap Growth Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on July 22, 2004 and is incorporated herein by reference.

(ii)
Shareholder Servicing Plan for the Chase Mid Cap Growth Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on July 22, 2004 and is incorporated herein by reference.

(iii)
Shareholder Servicing Plan for the Chase Growth Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 2007, and is incorporated herein by reference.

(n)	Rule 18f-3 Plans.

(i)	Rule 18f-3 Plan for the Chase Mid Cap Growth Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on July 22, 2004 and is incorporated herein by reference.

(ii)	Rule 18f-3 Plan for the Chase Growth Fund was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 2007, and is incorporated herein by reference.

(o)	Reserved.

(p)	Code of Ethics.

(i)	Code of Ethics for Registrant and Advisor is filed herewith.

(ii)	Code of Ethics for Distributor is filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Adviser

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 13, 2007.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s web site at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Fund Trust	Julius Baer Investment Funds
Advisors Series Trust	Kensington Funds
AIP Alternative Strategies Funds	Keystone Mutual Funds
AIP Variable Insurance Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds Inc.
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	M.D. Sass Tax Advantaged Bond Strategy Trust
Alpine Series Trust	Masters Select Fund Trust
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund Inc.
Buffalo Balanced Fund Inc.	Nicholas Equity Income Fund Inc.
Buffalo Funds	Nicholas Family of Funds Inc.
Buffalo High Yield Fund Inc.	Nicholas Fund, Inc.
Buffalo Large Cap Fund Inc.	Nicholas High Income Fund, Inc.
Buffalo Small Cap Fund Inc.	Nicholas II, Inc.
Buffalo USA Global Fund Inc.	Nicholas Ltd Edition, Inc.
Country Mutual Funds Trust	Nicholas Money Market Fund, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds Inc.
Empiric Funds, Inc.	Perritt Funds Inc.

Everest Funds	Perritt Microcap Opportunities Fund Inc.
Fairholme Funds Inc.	PRIMECAP Odyssey Funds
FFTW Funds, Inc.	Professionally Managed Portfolios
First American Funds Inc.	Prospector Funds, Inc.
First American Investment Funds Inc.	Prudent Bear Funds, Inc.
First American Strategy Funds Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund Inc.	Summit Mutual Funds Inc.
Guinness Atkinson Funds	Thompson Plumb Funds Inc.
Harding Loevner Funds Inc.	TIFF Investment Program Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	Underlying Funds Trust
Hennessy Mutual Funds, Inc.	USA Mutuals
Hotchkis & Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Internet Fund Inc.	WY Funds
Jensen Portfolio

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	Chairman, Chief Executive Officer, Principal Executive Officer
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)	Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Advisor	Chase Investment Counsel Corp. 300 Preston Avenue, Suite 403 Charlottesville, Virginia 22902-5091
Registrant’s Distributor	Quasar Distributors,LLC 615 East Michigan Street, 4thFloor Milwaukee, Wisconsin 53202

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of January, 2008.

ADVISORS SERIES TRUST

By: /s/ Douglas G. Hess*
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on January 28, 2008.

Signature	Title
/s/ Walter E. Auch*	Trustee
Walter E. Auch

/s/ James Clayburn LaForce*	Trustee
James Clayburn LaForce

/s/ Donald E. O’Connor*	Trustee
Donald E. O’Connor

/s/ George J. Rebhan*	Trustee
George J. Rebhan

/s/ George T. Wofford *	Trustee
George T. Wofford

/s/ Joe D. Redwine	Chairman, Chief Executive Officer and Principal Executive Officer
Joe D. Redwine

/s/ Cheryl L. King	Treasurer and Principal Financial and Accounting Officer
Cheryl L. King

* /s/Douglas G. Hess Douglas G. Hess Attorney-in-Fact pursuant to Power of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Distribution Agreement	EX-99.e.
Consent of Independent Registered Public Accounting Firm	EX-99.j.
Code of Ethics – Advisors Series Trust	EX-99.p.i.
Code of Ethics – Quasar Distributors, LLC	EX-99.p.ii.